Interest in MasterTrust - Schedule of Interest in Master Trust (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Total net assets of the Master Trust	$ 74,306	$ 68,492	$ 63,269
Master Trust
EBP, Master Trust [Line Items]
Total investments	1,030,018	963,598
Other receivables	0	3
Total net assets of the Master Trust	1,030,018	963,601
Master Trust | Mutual Funds
EBP, Master Trust [Line Items]
Total investments	56,442	59,072
Master Trust | Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	933,777	862,125
Master Trust | Common Stock
EBP, Master Trust [Line Items]
Total investments	12,951	18,584
Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments	26,848	23,817
Plan's Interest
EBP, Master Trust [Line Items]
Total investments	69,938	64,320
Other receivables	0	3
Total net assets of the Master Trust	69,938	64,323
Plan's Interest | Mutual Funds
EBP, Master Trust [Line Items]
Total investments	2,815	2,497
Plan's Interest | Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	64,930	59,858
Plan's Interest | Common Stock
EBP, Master Trust [Line Items]
Total investments	1,376	1,324
Plan's Interest | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments	$ 817	$ 641